Acquisitions - Summarized Balance Sheet of Variable Interest Entity (VIE) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 639,491	$ 692,127	$ 779,748		$ 422,510
Vessels and equipment	7,321,058	7,890,761
Total assets	11,002,025	11,137,677
LIABILITIES AND EQUITY
Accounts payable	111,474	93,065
Accrued liabilities	363,218	394,586
Long-term debt(note 8)	4,762,303	5,042,997
Derivative liabilities	528,187	569,542
Other long-term liabilities	220,079	220,986		2,000
Total liabilities	7,781,736	7,795,576
Total equity	3,191,474	3,303,794	3,332,008		3,095,670
Total liabilities and equity	11,002,025	11,137,677
Voyageur Spirit [Member]
ASSETS
Cash and cash equivalents	9,756
Other current assets	11,380
Vessels and equipment	455,819
Deferred tax assets	1,955
Total assets	478,910
LIABILITIES AND EQUITY
Accounts payable	18,359
Accrued liabilities	3,687
Long-term debt(note 8)	230,359
Derivative liabilities	4,509
Other long-term liabilities	13,344
Total liabilities	270,258
Total equity	208,652
Total liabilities and equity	$ 478,910